Financial Instruments and Fair Value Measurements - Available for Sale Debt Securities (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Debt Securities, Available-for-sale, Gain (Loss) [Abstract]
Loss recognized in Accumulated Other Comprehensive Income	$ (151)
Income reclassified from Accumulated Other Comprehensive Income into Interest and finance cost	238
Total gain recognized in Accumulated Other Comprehensive Income	$ 87	$ 0